CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 148		$ 127
Ordinary shares, par value per share		80.00		80.00
Ordinary shares, shares authorized	2,500,000	2,500,000	2,500,000	2,500,000
Ordinary shares, shares issued	1,258,245	1,258,245	1,132,685	1,132,685
Ordinary shares, shares outstanding	1,258,245	1,258,245	1,132,685	1,132,685